UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: September 30, 2005

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Noroian Steven A. & Associates Inc
Address:	100 Pine Street
		Suite #2800
		San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco, California October 18, 2005

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$64,264
List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS INC              COM              00724F101     2450 82080.000SH       SOLE                82080.000
AFLAC INC                      COM              001055102     2488 54925.979SH       SOLE                54925.979
ALTRIA GROUP INC               COM              022095103     1106 15000.000SH       SOLE                15000.000
APOLLO GROUP INC - CL A        COM              037604105     2656 40005.000SH       SOLE                40005.000
BRISTOL MYERS SQUIBB           COM              110122108      217 9010.000 SH       SOLE                 9010.000
CANADIAN NATIONAL RAILWAY CO   COM              136375102     2862 40310.619SH       SOLE                40310.619
CHEVRON CORP                   COM              166764100     2987 46143.357SH       SOLE                46143.357
CISCO SYSTEMS INC              COM              17275R102     1348 75225.000SH       SOLE                75225.000
CONOCOPHILLIPS                 COM              20825C104     2655 37980.852SH       SOLE                37980.852
EXXON MOBIL CORP               COM              30231G102      427 6715.000 SH       SOLE                 6715.000
GENERAL ELECTRIC               COM              369604103      246 7300.000 SH       SOLE                 7300.000
INTEL CORP                     COM              458140100     2519 102170.408SH      SOLE               102170.408
ISHARES MSCI JAPAN INDEX FUND  COM              464286848     3920 321550.000SH      SOLE               321550.000
JOHNSON & JOHNSON              COM              478160104     2881 45531.196SH       SOLE                45531.196
LABORATORY CORP OF AMERICA     COM              50540r409     3256 66835.000SH       SOLE                66835.000
MEDIMMUNE INC                  COM              584699102     1494 44410.000SH       SOLE                44410.000
MEDTRONIC INC                  COM              585055106     2633 49095.678SH       SOLE                49095.678
MICROSOFT CORP                 COM              594918104     1847 71783.620SH       SOLE                71783.620
PACCAR INC                     COM              693718108     2444 36000.000SH       SOLE                36000.000
PATTERSON COMPANIES INC        COM              703395103     2137 53385.000SH       SOLE                53385.000
PG&E CORP                      COM              69331C108      343 8736.000 SH       SOLE                 8736.000
PRUDENTIAL FINANCIAL INC       COM              744320102     2914 43125.000SH       SOLE                43125.000
SLM CORP                       COM              78442P106     2978 55510.711SH       SOLE                55510.711
SUN MICROSYSTEMS INC           COM              866810104      397 101030.000SH      SOLE               101030.000
TARGET CORP                    COM              87612E106     3295 63455.347SH       SOLE                63455.347
WATERS CORPORATION             COM              941848103     2252 54125.000SH       SOLE                54125.000
WELLPOINT INC                  COM              94973V107     3031 39980.000SH       SOLE                39980.000
WELLS FARGO & COMPANY          COM              949746101      512 8735.000 SH       SOLE                 8735.000
WHOLE FOODS MARKET INC         COM              966837106     2781 20680.601SH       SOLE                20680.601
XTO ENERGY INC                 COM              98385X106     3192 70425.000SH       SOLE                70425.000